Credit-related arrangements, repurchase agreements and commitments (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Contractual obligation, fiscal year maturity schedule
The following table summarizes the Bank's commitments for sourcing and other agreements:

Year ending December 31	Sourcing	Other	Total
2023	12,584	12,915	25,499
2024	11,114	5,936	17,050
2025	10,602	3,120	13,722
2026	8,572	1,078	9,650
2027	—	1,084	1,084
2028 & thereafter	—	1,405	1,405
Total commitments	42,872	25,538	68,410

Schedule of fair value, off-balance sheet risks

Outstanding unfunded commitments to extend credit	December 31, 2022	December 31, 2021
Commitments to extend credit	564,324	717,077
Documentary and commercial letters of credit	2,331	1,522
Total unfunded commitments to extend credit	566,655	718,599
Allowance for credit losses	(274)	(551)

Summary of credit-related arrangements	The following table presents the outstanding financial guarantees. Collateral is shown at estimated market value less selling cost. Where the collateral is cash, it is shown gross including accrued income.

	December 31, 2022			December 31, 2021
Outstanding financial guarantees	Gross	Collateral	Net	Gross	Collateral	Net
Standby letters of credit	250,543	243,393	7,150	276,464	269,204	7,260
Letters of guarantee	3,467	3,431	36	3,588	3,552	36
Total	254,010	246,824	7,186	280,052	272,756	7,296